Additional Financial Information of Parent Company - Financial Statements Schedule I	12 Months Ended
Dec. 31, 2014
Additional Financial Information of Parent Company - Financial Statements Schedule I

Additional Financial Information of Parent Company – Financial Statements Schedule I

Under PRC regulations, foreign-invested companies in China may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC accounting standards and regulations. The Company’s PRC subsidiaries and VIEs are required to set aside at least 10% of their respective accumulated profits each year, if any, to fund general reserve funds unless such reserve funds have reached 50% of its respective registered capital. These reserves are not distributable in the form of cash dividends to the Company. In addition, the share capital of the Company’s PRC subsidiaries and VIEs are considered restricted due to restrictions on the distribution of share capital.

The following Schedule I has been provided pursuant to the requirements of Rules 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of the Company’s PRC subsidiaries and VIEs which may not be transferred to the Company in the forms of loans, advances or cash dividends without the consent of PRC government authorities as of December 31, 2014, was more than 25% of the Company’s consolidated net assets as of December 31, 2014.

a) Condensed balance sheets

(Expressed In U.S. dollars unless otherwise stated)

	As of December 31
	2013	2014
	$	$
ASSETS
Current assets
Cash and cash equivalents	42,689,231	28,871,793
Due from subsidiaries and VIEs	38,453,506	36,220,656
Deferred tax assets	64,755	78,574
Other current assets	730,102	4,143,658
Total current assets	81,937,594	69,314,681
Investment in subsidiaries and VIEs	144,678,555	232,083,557
Non-current deferred tax assets	389,615	430,578
Other non-current assets	—	50,000
TOTAL ASSETS	227,005,764	301,878,816
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Other current liabilities	691,734	1,185,921
Total current liabilities	691,734	1,185,921
Uncertain tax position liabilities	605,820	774,284
Other non-current liabilities	1,283,046	1,296,348
Total liabilities	2,580,600	3,256,553
Shareholders’ equity
Ordinary shares ($0.0005 par value): 94,100,000 shares authorized, 28,715,882 shares issued and 27,648,066 shares outstanding as of December 31, 2013 and 29,123,118 shares issued and 28,055,302 shares outstanding as of December 31, 2014	14,358	14,561
Treasury stock (1,067,816 ordinary shares at both December 31, 2013 and December 31, 2014)	(11,675,955)	(11,675,955)
Additional paid-in capital	129,687,092	135,640,392
Retained earnings	97,118,620	169,525,124
Accumulated other comprehensive income	9,281,049	5,118,141
Total shareholders’ equity	224,425,164	298,622,263
TOTAL LIABILITIES AND SHAREHOLERS’ EQUITY	227,005,764	301,878,816

b) Condensed statement of operations

(Expressed In U.S. dollars unless otherwise stated)

	Years ended December 31,
	2012	2013	2014
	$	$	$
Net revenues	—	—	—
Operating cost and expenses
Compensation and benefits	487,435	—	1,643,361
Selling expenses	15,995	24,281	27,217
General and administrative expenses	1,263,771	815,650	1,569,786
Total operating cost and expenses	1,767,201	839,931	3,240,364
Loss from operations	(1,767,201)	(839,931)	(3,240,364)
Other income (expenses):
Interest income	1,157,512	352,072	900,413
Investment income	—	107,019	—
Other income (expenses)	118,539	815,020	(73,235)
Total other income	1,276,051	1,274,111	827,178
(Loss) gain before taxes and income from equity in subsidiaries and VIEs	(491,150)	434,180	(2,413,186)
Income tax expenses	(222,265)	(232,692)	(205,810)
Equity in profit of subsidiaries and VIEs	23,539,869	51,233,683	75,025,500
Net income attributable to Noah shareholders	22,826,454	51,435,171	72,406,504

c) Condensed statement of comprehensive income

(Expressed In U.S. dollars unless otherwise stated)

	Years Ended December 31,
	2012	2013	2014
	$	$	$
Net income	22,826,454	51,435,171	72,406,504
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	1,336,728	4,231,071	(4,585,232)
Fair value fluctuation of available-for-sale investment	—	—	422,324
Other comprehensive income	1,336,728	4,231,071	(4,162,908)
Comprehensive income attributable to Noah Holdings Ltd. shareholders	24,163,182	55,666,242	68,243,596

d) Condensed statements of cash flows

(Expressed In U.S. dollars unless otherwise stated)

	Years ended December 31,
	2012	2013	2014
	$	$	$
Cash flows from operating activities:
Net income attributable to Noah shareholders	22,826,454	51,435,171	72,406,504
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	487,435	—	1,643,361
Gain from equity in subsidiaries and VIE	(23,539,869)	(51,233,683)	(75,025,500)
Changes in operating assets and liabilities:
Amount due from related party	405,905	929,736	2,232,850
Other current assets	(223,065)	(309,674)	(3,463,556)
Deferred tax assets	52,879	(40,153)	(54,782)
Uncertain tax position liabilities	169,389	168,926	168,464
Other current liabilities	(419,372)	352,432	494,187
Other non-current liabilities	(173,576)	96,942	13,302

Net cash provided by (used in) operating activities	(413,820)	1,399,697	(1,585,170)

Cash flows from investing activities:
Proceeds from sale of available-for-sale	—	4,949,984	—
Purchases of available-for-sale	—	(4,949,984)	—
Increase in amount due from subsidiaries and VIEs	(17,000,000)	—	—
Investment in subsidiaries and VIEs	—	—	(12,887,042)
Net cash used in investing activities	(17,000,000)	—	(12,887,042)
Cash flows from financing activities:
Dividends paid	(7,856,908)	(7,673,585)	—
Proceeds from issuance of ordinary shares upon exercise of stock options	407,569	1,130,401	654,774
Share repurchase	(8,520,763)	(3,155,192)	—
Net cash provided by (used in) financing activities	(15,970,102)	(9,698,376)	654,774
Net increase (decrease) in cash and cash equivalents	(33,383,922)	(8,298,679)	(13,817,438)
Cash and cash equivalents—beginning of year	84,371,832	50,987,910	42,689,231
Cash and cash equivalents—end of year	50,987,910	42,689,231	28,871,793

e) Notes to condensed financial statements

1.	The condensed financial statements of Noah Holdings Limited have been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in subsidiaries and VIEs. Such investment in subsidiaries and VIEs are presented on the balance sheets as interests in subsidiaries and VIEs and the profit of the subsidiaries and VIEs is presented as equity in profit of subsidiaries and VIEs on the statement of operations.

2.	As of December 31, 2013 and 2014, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been separately disclosed in the consolidated financial statements.

3.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.